Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Vs. Performance

The following table sets forth compensation information for our chief executive officer, referred to below as our PEO, and our other named executive officers, or NEOs, for purposes of comparing their compensation to our total shareholder return and our net income, calculated in accordance with SEC regulations, for fiscal years 2023, 2022 and 2021.Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year. No dividends were paid or accrued on stock awards for the years presented.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Stockholder Return	Net Income (Loss)
	(1)	(2)	(3)	(4)	(5)
2023	$420,691	$373,621	$351,335	$341,202	$1.73	$(20,941,000)
2022	$733,086	$(157,884)	$418,365	$335,281	$6.67	$(28,634,000)
2021	$4,727,650	$1,910,300	$—	$—	$93.59	$(16,158,000)

1.
The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Beaver, in the Summary Compensation Table ("SCT") for fiscal years 2023, 2022 and 2021.
2.
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. SEC rules require certain adjustments be made to the SCT total compensation which are detailed in the “PEO Equity Award Adjustment Breakout” table below.
3.
The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Ms. Bright and Mr. Sandor, in the Summary Compensation Table for fiscal years 2023, 2022 and 2021. The other named executive officers for each of fiscal 2023 and 2022 were Jennifer Bright and Steven Sandor. There were no NEOs, other than our PEO, in fiscal 2021.
4.
The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay vs. Performance Table, which are detailed in the “Non-PEO NEO Equity Award Adjustment Breakout” table below.
5.
Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. The closing price of our common stock on December 31, 2023, December 31, 2022, and December 31, 2021was $1.12, $65.00, and $975.00 respectively.

PEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End of Outstanding and Unvested Awards Granted During the Year	Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years	Fair Value at Vesting of Awards Granted and Vested During the Year	Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during the Year	Compensation Actually Paid to CEO
2023	$420,691	$(43,166)	$5,454	$(45,219)	$43,166	$(7,305)	$373,621
2022	$733,086	$(140,621)	$20,633	$(915,329)	$172,999	$(28,652)	$(157,884)
2021	$4,727,650	$(3,851,471)	$721,507	$(15,757)	$232,560	$95,811	$1,910,300

(1)
Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.

Non-PEO NEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-PEO NEOs as reported in the Summary Compensation Table:

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End of Outstanding and Unvested Awards Granted During the Year	Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years	Fair Value at Vesting of Awards Granted and Vested During the Year	Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during the Year	Compensation Actually Paid to Non-CEO NEOs
2023	$351,335	$(5,150)	$651	$(4,324)	$—	$(1,310)	$341,202
2022	$418,365	$(93,119)	$8,125	$(20,750)	$30,749	$(8,089)	$335,281

(1)
Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table

Named Executive Officers, Footnote
3.
The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Ms. Bright and Mr. Sandor, in the Summary Compensation Table for fiscal years 2023, 2022 and 2021. The other named executive officers for each of fiscal 2023 and 2022 were Jennifer Bright and Steven Sandor. There were no NEOs, other than our PEO, in fiscal 2021.

PEO Total Compensation Amount	[1]	$ 420,691	$ 733,086	$ 4,727,650
PEO Actually Paid Compensation Amount	[2]	$ 373,621	(157,884)	1,910,300
Adjustment To PEO Compensation, Footnote

PEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End of Outstanding and Unvested Awards Granted During the Year	Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years	Fair Value at Vesting of Awards Granted and Vested During the Year	Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during the Year	Compensation Actually Paid to CEO
2023	$420,691	$(43,166)	$5,454	$(45,219)	$43,166	$(7,305)	$373,621
2022	$733,086	$(140,621)	$20,633	$(915,329)	$172,999	$(28,652)	$(157,884)
2021	$4,727,650	$(3,851,471)	$721,507	$(15,757)	$232,560	$95,811	$1,910,300

(1)
Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 351,335	418,365	0
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 341,202	335,281	0
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-PEO NEOs as reported in the Summary Compensation Table:

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End of Outstanding and Unvested Awards Granted During the Year	Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years	Fair Value at Vesting of Awards Granted and Vested During the Year	Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during the Year	Compensation Actually Paid to Non-CEO NEOs
2023	$351,335	$(5,150)	$651	$(4,324)	$—	$(1,310)	$341,202
2022	$418,365	$(93,119)	$8,125	$(20,750)	$30,749	$(8,089)	$335,281

(1)
Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table

Total Shareholder Return Amount	[5]	$ 1.73	6.67	93.59
Net Income (Loss)		$ (20,941,000)	$ (28,634,000)	$ (16,158,000)
PEO Name		Mr. Beaver	Mr. Beaver	Mr. Beaver
Closing Price		$ 1.12	$ 65	$ 975
PEO | Adjustment To Compensation Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	$ (43,166)	$ (140,621)	$ (3,851,471)
PEO | Adjustments To Compensation Fair Value as of Year End of Outstanding and Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,454	20,633	721,507
PEO | Adjustments To Compensation Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(45,219)	(915,329)	(15,757)
PEO | Adjustments To Compensation Fair Value at Vesting of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		43,166	172,999	232,560
PEO | Adjustments To Compensation Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,305)	(28,652)	$ 95,811
Non-PEO NEO | Adjustment To Compensation Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(5,150)	(93,119)
Non-PEO NEO | Adjustments To Compensation Fair Value as of Year End of Outstanding and Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		651	8,125
Non-PEO NEO | Adjustments To Compensation Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,324)	(20,750)
Non-PEO NEO | Adjustments To Compensation Fair Value at Vesting of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	30,749
Non-PEO NEO | Adjustments To Compensation Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,310)	$ (8,089)

[1]	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Beaver, in the Summary Compensation Table ("SCT") for fiscal years 2023, 2022 and 2021
[2]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. SEC rules require certain adjustments be made to the SCT total compensation which are detailed in the “PEO Equity Award Adjustment Breakout” table below
[3]	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Ms. Bright and Mr. Sandor, in the Summary Compensation Table for fiscal years 2023, 2022 and 2021. The other named executive officers for each of fiscal 2023 and 2022 were Jennifer Bright and Steven Sandor. There were no NEOs, other than our PEO, in fiscal 2021
[4]	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay vs. Performance Table, which are detailed in the “Non-PEO NEO Equity Award Adjustment Breakout” table below
[5]	Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. The closing price of our common stock on December 31, 2023, December 31, 2022, and December 31, 2021was $1.12, $65.00, and $975.00 respectively
[6]	Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.
[7]	Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table